Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended				10 Months Ended	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
OPERATING EXPENSES:
Formation and operating costs	$ (169,363)		$ (22,733)		$ (757,380)	$ (22,733)					$ (79,459)	$ (190,582)
Income (loss) from operations	(169,363)		(22,733)		(757,380)	(22,733)					(79,459)	(190,582)
OTHER INCOME (EXPENSE):
Bank interest income	2,132		30		5,512	30					37	6,812
Interest earned on cash and investments held in Trust Account	539,588				1,070,938							429,224
Total other income (expense)	541,720		30		1,076,450	30					37	436,036
Net income (loss)	$ 372,357		$ (22,703)		$ 319,070	$ (22,703)					$ (79,422)	$ 245,454
Weighted average number of ordinary shares outstanding - diluted					6,000,000
Net income (loss) per ordinary share - diluted	$ 0.04				$ 0.04
Goodvision Inc [Member]
Revenue	$ 13,450,654		$ 2,088,748				$ 24,004,468		$ 4,820,747				$ 7,743,669	$ 3,640,547
Cost of revenue	12,018,490		2,116,228				22,007,759		4,787,640				7,584,406	3,589,383
Gross profit (loss)	1,432,164		(27,480)				1,996,709		33,107				159,263	51,164
OPERATING EXPENSES:
General and administrative expenses	1,381,781		37,600				2,683,107		50,623				69,395	17,352
Total operating expenses	1,381,781		37,600				2,683,107		50,623				69,395	17,352
Income (loss) from operations	50,383		(65,080)				(686,398)		(17,516)				89,868	33,812
OTHER INCOME (EXPENSE):
Interest income	(4,446)						(4,706)						14,372
Interest and other income, net	700						720		9,138
Total other income (expense)	(3,746)						(3,986)		9,138
Income (loss) before income tax	46,637		(65,080)		$ (690,384)		(690,384)		(8,378)				104,240	33,812
Income tax expense (benefit)			(14,512)						(1,868)				23,540	7,901
Net income (loss)	$ 46,637		$ (50,568)				$ (690,384)		$ (6,510)				$ 80,700	$ 25,911
Weighted average number of ordinary shares outstanding - basic	10,000	[1],[2]	10,000	[1],[2]			10,000	[1],[2]	10,000	[1],[2]			1,000,000	1,000,000
Weighted average number of ordinary shares outstanding - diluted	10,000	[1],[2]	10,000	[1],[2]			10,000	[1],[2]	10,000	[1],[2]			1,000,000	1,000,000
Net income (loss) per ordinary share - basic	$ 4.66	[2]	$ (5.06)	[1],[2]			$ (69.04)	[1],[2]	$ (0.65)	[1],[2]			$ 0.08	$ 0.03
Net income (loss) per ordinary share - diluted	$ 4.66	[1],[2]	$ (5.06)	[1],[2]			$ (69.04)	[1],[2]	$ (0.65)	[1],[2]			$ 0.08	$ 0.03
Interest expense	$ (4,446)						$ (4,706)						$ 14,372
Redeemable Ordinary Shares [Member]
OTHER INCOME (EXPENSE):
Weighted average number of ordinary shares outstanding - basic	6,000,000				6,000,000							1,150,685
Weighted average number of ordinary shares outstanding - diluted	6,000,000				6,000,000							1,150,685
Net income (loss) per ordinary share - basic	$ 0.04				$ 0.04							$ 0.07
Net income (loss) per ordinary share - diluted	$ 0.04				$ 0.04							$ 0.07
Non-Redeemable Ordinary Shares [Member]
OTHER INCOME (EXPENSE):
Weighted average number of ordinary shares outstanding - basic	2,427,500		2,136,082		2,427,500	2,134,715					2,049,099	2,203,219
Weighted average number of ordinary shares outstanding - diluted	2,427,500		2,136,082		2,427,500	2,134,715					2,049,099	2,203,219
Net income (loss) per ordinary share - basic	$ 0.04		$ (0.01)		$ 0.04	$ (0.01)					$ (0.04)	$ 0.07
Net income (loss) per ordinary share - diluted	$ 0.04		$ (0.01)		$ 0.04	$ (0.01)					$ (0.04)	$ 0.07

[1]	Shares and per share data have been retroactively restated to reflect the recapitalization (see Note 9).
[2]	Shares have been retroactively restated to reflect the recapitalization. See Note 9.